Related Parties Transactions (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Related parties receivable	$ 11,985,101	$ 23,006,827
Jisheng [Member]
Related Party Transaction [Line Items]
Related parties receivable	4,885,517	15,729,770
Ketong [Member]
Related Party Transaction [Line Items]
Related parties receivable		640,869
He Guangxiang [Member]
Related Party Transaction [Line Items]
Related parties receivable	7,099,584	6,636,060
Sea Treasure Holding Limited [Member]
Related Party Transaction [Line Items]
Related parties receivable		$ 128